Registration No. 33-11371
1940 Act File No. 811-4982
Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Select Value Fund • Heartland Value Plus Fund • Heartland Value Fund

Supplement Dated August 3, 2007 to
Prospectus Dated May 1, 2007

Change in Portfolio Manager

Mr. D. Rodney Hathaway, a member of the team of investment professionals that manages the Value Plus Fund, has announced that effective August 3, 2007, he is resigning from his positions with the Funds and with Heartland Advisors, Inc. to pursue other interests. Mr. Michael D. Petroff and Mr. Adam J. Peck will join Mr. Bradford A. Evans as members of the team that will manage the Value Plus Fund.

Mr. Petroff has been with Heartland Advisors since 2006 and currently holds the position of Vice President - Institutional Sales and Portfolio Manager. Prior to joining Heartland Advisors, Mr. Petroff was Vice President-Institutional Equity Sales for Robert W. Baird & Co., Inc. from 2003 to 2006 and was a Vice President in the Financial Sponsors Group for Deutsche Bank AG (previously BT Securities, Inc.) from 1995 to 2002.

Mr. Peck has been with Heartland Advisors since 2006 as a research analyst. Mr. Peck was a founding partner at Coral Gables Financial Corporation and was a Senior Investment Analyst there in 2004. Previously he was a Senior Investment Associate at Northern Trust Bank of Florida from 2000 to 2004.

Change in Distributors

The Heartland Funds Board of Directors has approved a change in the Funds’ Distributor, effective August 1, 2007. At that time, ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, will replace Heartland Investor Services, LLC, which is an indirect wholly owned subsidiary of The BISYS Group, Inc. (“BISYS”).

The Heartland Funds Board approved this change as a result of a proposed merger between BISYS and Citibank N.A. (“Citi”) and a wholly owned subsidiary of Citi (the “Merger”). BISYS has determined that it will cease to serve as a principal underwriter to mutual funds shortly after consummation of the Merger. There will be no change in management of the Funds, their portfolio managers or in the investment objectives or strategies of the Funds.

Amendments to Prospectus

Because of this change in the Funds’ Distributor effective August, 1, 2007, the Funds’ Prospectus will be amended as follows, effective August 1, 2007:

All references to “Heartland Investor Services, LLC” on pages 7 and 9 of the Funds’ Prospectus shall be replaced with “ALPS Distributors, Inc.”

The section under the heading “DISTRIBUTOR” on page 24 of the Prospectus shall be revised to state “ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203”, and all other references to “Heartland Investor Services, LLC” on page 24 of the Funds’ Prospectus shall be replaced with “ALPS Distributors, Inc.”

The text on the back cover of the Funds’ Prospectus that reads “HEARTLAND INVESTOR SERVICES, LLC, DISTRIBUTOR, 3435 STELZER ROAD, COLUMBUS, OHIO 43219” shall be replaced with “ALPS DISTRIBUTORS, INC., 1290 BROADWAY, SUITE 1100, DENVER, COLORADO 80203”, and all other references to “Heartland Investor Services, LLC” on the back cover of the Funds’ Prospectus shall be replaced with “ALPS Distributors, Inc.”

HEARTLAND GROUP, INC.

Heartland Select Value Fund • Heartland Value Plus Fund • Heartland Value Fund

Supplement Dated August 3, 2007 to
Statement of Additional Information Dated May 1, 2007

Change in Portfolio Manager

Mr. D. Rodney Hathaway, a member of the team of investment professionals that manages the Value Plus Fund, has announced that effective August 3, 2007, he is resigning from his positions with the Funds and with Heartland Advisors, Inc. to pursue other interests. Mr. Michael D. Petroff and Mr. Adam J. Peck will join Mr. Bradford A. Evans as members of the team that will manage the Value Plus Fund.

The table below sets forth the dollar range of shares of the Funds owned, directly and indirectly, by Messrs. Petroff and Peck as of June 30, 2007.

Name of Portfolio Manager	Dollar Range of Equity Securities in each Heartland Fund	Aggregate Dollar Range of Equity Securities in all Heartland Funds
Michael D. Petroff	$10,001-$50,000 (Select Value) $0 (Value Plus) $10,001-$50,000 (Value)	$50,001-$100,000

Adam J. Peck	$0 (Select Value) $1-$10,000 (Value Plus) $10,001-$50,000 (Value)	$10,001-$50,000

As of June 30, 2007, Messrs. Petroff and Peck did not manage any registered investment company, pooled investment vehicle or other account.

Change in Distributors

The Heartland Funds Board of Directors has approved a change in the Funds’ Distributor, effective August 1, 2007. At that time, ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, will replace Heartland Investor Services, LLC, which is an indirect wholly owned subsidiary of The BISYS Group, Inc. (“BISYS”).

The Heartland Funds Board approved this change as a result of a proposed merger between BISYS and Citibank N.A. (“Citi”) and a wholly owned subsidiary of Citi (the “Merger”). BISYS has determined that it will cease to serve as a principal underwriter to mutual funds shortly after consummation of the Merger. There will be no change in management of the Funds, their portfolio managers or in the investment objectives or strategies of the Funds.

Amendments to Statement of Additional Information

Because of this change in the Funds’ Distributor effective August, 1, 2007, the Funds’ Statement of Additional Information (the “SAI”) will be amended as follows, effective August 1, 2007:

All references to “Heartland Investor Services, LLC” and “Heartland Investor Services” on pages 1, 38, 43, 44, 47, and 48 of the Funds’ SAI shall be replaced with “ALPS Distributors, Inc.” and “ALPS Distributors”, respectively.

The first paragraph under the heading “DISTRIBUTION OF SHARES” on page 55 of the SAI shall be revised to state “ALPS Distributors, Inc. (the "Distributor"), 1290 Broadway, Suite 1100, Denver, Colorado 80203, acts as principal underwriter and distributor of the shares of the Funds.”

The footnote on page 57 of the Funds’ SAI that reads “* Includes compensation to Heartland Investor Services, LLC, other broker-dealers and financial institutions.” shall be replaced with the following: “* Includes compensation to Heartland Investor Services, LLC (the Funds’ former distributor), other broker-dealers and financial institutions.”